SUBSEQUENT EVENTS (Details Narrative)	Jul. 17, 2019 USD ($) shares	Jul. 16, 2019 USD ($) $ / shares	Jun. 30, 2019 $ / shares shares	Mar. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares shares	Jun. 30, 2018 $ / shares	Mar. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, outstanding | shares			36,071,394		35,558,305
MYnd Analytics, Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse split		1-for-6
Reverse split, conversion ratio		0.167
Common stock, par value (in dollars per share) | $ / shares		$ 0.001
Shares issued, exchange ratio | shares	1.050457
Exercise price per share of warrants to purchase common stock | shares	1,464,000
Conversion of notes payable, principal and accrued interest converted amount | $		$ 35,500,000
Common stock, outstanding | shares	47,467,152
Holding percentage to acquire fully-diluted common stock	94.10%	5.90%
MYnd Analytics, Inc. [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Business combination, liabilities Incurred | $	$ 250,000
Business combination, transaction costs reimbursed | $	$ 500,000
MYnd Analytics, Inc. [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Increase in stock due to conversion of notes payable | $		$ 35,500,000
MYnd Analytics, Inc. [Member] | Subsequent Event [Member] | 10% of Senior Secured Debentures [Member]
Subsequent Event [Line Items]
Stated Annual Interest	10.00%
Maturity date	Oct. 21, 2020